Provision for Employees' End of Service Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Provision for Employees' End of Service Benefits [Abstract]
Schedule of Provision for Employees' End of Service Benefits
	2023	2022
	USD	USD

Provision as at January 1	700,953	166,013
Provided during the year (note 8)	431,439	643,904
Paid during the year	(301,115)	(108,964)
	831,277	700,953